December 1, 1997


	VIA ELECTRONIC FILING

	Securities and Exchange Commission
	450 Fifth Street, N.W.
	Judiciary Plaza
	Washington, D.C. 20549

	Attention:    Division of Investment Management

	      Re:     Merrill Lynch Fundamental
		      Growth Fund, Inc.
		      Post-Effective Amendment No.6 to
		      the Registration Statement on Form N-1A
		      (Securities Act File No. 33-47875
		      Investment Company Act No. 811-6669)

	Ladies and Gentlemen:

	     Pursuant to Rule 497(j) under the Securities
	Act of 1933, as amended (the "1933 Act"),
	Merrill Lynch Fundamental Growth Fund, Inc.
	(the "Fund") hereby certifies that:

	     (1)     the form of Prospectus and Statement
	     of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933
	     Act would not have differed from that contained in Post-Effective Amendment No.6 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

	     (2)     the text of Post-Effective Amendment
	     No.6 to the Fund's Registration Statement on
	     Form N-1A was filed electronically with the Securities and Exchange Commission on
	     November 26, 1997.

					Very truly yours,

					Merrill Lynch Federal
					Securities Trust

				  By:  /s/ Arthur Zeikel
					   President